CHANGE IN SHAREHOLDING OF THE PHILIPPINE SUBSIDIARIES - Effects of Changes in Company's Ownership Interest (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Schedule of Equity Method Investments [Line Items]
Net income attributable to Melco Resorts & Entertainment Limited	$ 175,906	$ 105,747	$ 608,280
Transfers (to) from noncontrolling interests:
Decrease in Melco Resorts & Entertainment Limited additional paid-in capital resulting from purchases of common shares of MCP from the open market	(761)	0	0
Decrease in Melco Resorts & Entertainment Limited additional paid-in capital resulting from subscription of common shares of MCP	0	(7,368)	0
Increase in Melco Resorts & Entertainment Limited additional paid-in capital resulting from the 2014 Placing and Subscription Transaction for subscription of common shares of MCP	0	0	57,293
Changes from net income attributable to Melco Resorts & Entertainment Limited's shareholders and transfers from noncontrolling interests	174,602	96,639	665,573
Restricted shares [Member]
Transfers (to) from noncontrolling interests:
Decrease in Melco Resorts & Entertainment Limited additional paid-in capital resulting from the vesting of restricted shares under the MCP Share Incentive Plan	$ (543)	$ (1,740)	$ 0